Related party transactions (Tables)	12 Months Ended
Aug. 31, 2020
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

The following table summarizes the Company’s related party transactions for the year:

	2020	2019	2018
	$	$	$
Revenues
Sales of boats
Electric Boat Rental Ltd.	101,684	429,132	327,932
Patrick Bobby	11,000	—	—
Other
Electric Boat Rental Ltd.	2,500	—	2,600
7858078 Canada Inc	6,074	5,000	—
Sale of parts and boat maintenance
Electric Boat Rental Ltd.	79,696	26,399	42,817
Claude Beaulac	—	—	1,740
Expenses
Rent expense
California Electric Boat Company Inc.	—	143,376	35,056
Electric Boat Rental Ltd.	65,934	—	—
Cost of sales
Electric Boat Rental Ltd.	16,865	—	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. (note 9). At the end of the year, the amounts due to and from related parties are as follows:

	2020	2019
	$	$
Advances to related party
California Electric Boat Company Inc.	—	40,310
Non-current advances from related parties
Alexandre Mongeon (subordinated in favor of the Company’s lender)	—	81,061
Patrick Bobby (subordinated in favor of the Company’s lender)	—	82,534
Robert Ghetti (subordinated in favor of the Company’s lender)	—	45,215
Immobilier R. Ghetti Inc. (subordinated in favor of the Company’s lender)	—	1,487
Société de Placement Robert Ghetti Inc. (subordinated in favor of the Company’s lender)	—	242,426
	—	452,723
Current advances from related parties
9335-1427 Quebec Inc.	104,931	104,931
Alexandre Mongeon	141,972	60,911
Patrick Bobby	139,473	56,939
Robert Ghetti	64,750	19,535
Immobilier R. Ghetti Inc.	16,487	15,000
Société de Placement Robert Ghetti Inc.	279,376	36,950
Gestion Toyma Inc.	151,500	151,500
Entreprises Claude Beaulac Inc. (former shareholder)	—	151,575
	898,489	597,341